Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Note Receivable	Total Navios Partners' Capital	Noncontrolling interest
Balance at Dec. 31, 2016	$ 680,209	$ 3,128	$ 677,081	$ 0	$ 680,209	$ 0
Balance, Units at Dec. 31, 2016		113,366	5,554,927
Cash distribution paid ($0.9 and $1.2 per unit for the years ended December 31, 2018 and December 31, 2019, respectively—see Note 21)	0
Formation of Navios Containers	17,323					17,323
Issuance of restricted common units (see Note 13), value	1,904		$ 1,904		1,904
Issuance of restricted common units (see Note 13), units			136,000
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), value	98,175		$ 98,175		98,175
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), units			3,266,363
Net proceeds from issuance of general partner units (see Note 13), value	2,626	$ 2,626			2,626
Net proceeds from issuance of general partner units (see Note 13), units		87,228
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value	612	$ 12	$ 600		612
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units		492	24,096
Navios Containers’ deconsolidation (see Note 3)	(17,562)					(17,562)
Settlemement of Note Receivable following Navios Europe I liquidation (see Note 18), value	(726)		$ 28,697	(29,423)	(726)
Settlemement of Note Receivable following Navios Europe I liquidation (see Note 18), units			871,795
Distribution of Navios Containers’ shares ($4.96 per unit - see Note 20)	0
Net loss	(14,851)	$ (302)	$ (14,788)		(15,090)	239
Balance at Dec. 31, 2017	767,710	$ 5,464	$ 791,669	(29,423)	767,710	0
Balance, Units at Dec. 31, 2017		201,086	9,853,181
Cash distribution paid ($0.9 and $1.2 per unit for the years ended December 31, 2018 and December 31, 2019, respectively—see Note 21)	(10,261)	$ (205)	$ (10,056)		(10,261)
Issuance of restricted common units (see Note 13), value	1,711	$ 91	$ 1,620		1,711
Issuance of restricted common units (see Note 13), units		3,856	188,970
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), value	33,373		$ 33,373		33,373
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), units			1,228,133
Net proceeds from issuance of general partner units (see Note 13), value	714	$ 714			714
Net proceeds from issuance of general partner units (see Note 13), units		25,064
Stock based compensation (see Note 13)	830		$ 830		830
Distribution of Navios Containers’ shares ($4.96 per unit - see Note 20)	(4,243)		(4,243)		(4,243)
Net loss	(13,081)	$ (262)	(12,819)		(13,081)
Balance at Dec. 31, 2018	776,753	$ 5,802	$ 800,374	(29,423)	776,753	0
Balance, Units at Dec. 31, 2018		230,006	11,270,284
Cash distribution paid ($0.9 and $1.2 per unit for the years ended December 31, 2018 and December 31, 2019, respectively—see Note 21)	(13,550)	$ (276)	$ (13,274)		(13,550)
Acquisition of treasury stock (see Note 13), value	(4,499)		$ (4,499)		(4,499)
Acquisition of treasury stock (see Note 13), units			(312,952)
Issuance of restricted common units (see Note 13), value	199	$ 8	$ 191		199
Issuance of restricted common units (see Note 13), units		518	29,396
Stock based compensation (see Note 13)	1,827		$ 1,827		1,827
Issuance of capital surplus			1,058
Cancellation of units			(107)
Settlemement of Note Receivable following Navios Europe I liquidation (see Note 18), value	29,423			29,423	29,423
Distribution of Navios Containers’ shares ($4.96 per unit - see Note 20)	0
Net loss	(62,134)	$ (1,235)	$ (60,899)		(62,134)
Balance at Dec. 31, 2019	$ 728,019	$ 4,299	$ 723,720	$ 0	$ 728,019	$ 0
Balance, Units at Dec. 31, 2019		230,524	10,987,679